                             VANGUARD STAR(TM) FUND


                       Annual Report -- December 31, 2000


                                     [PHOTO]

                            [THE VANGUARD GROUP LOGO]

                                 SOME LESSONS
                                  FROM 2000

Although the year 2000 was a trying period for many investors, it reinforced some investment truths worth keeping in mind as you build and maintain your portfolio. These include:

        - THINGS CHANGE. It's difficult--bordering on impossible--to consistently or precisely predict when the financial markets will turn up or down, when the economy will accelerate or slow, and which investments will lead or lag. Don't risk your hard-earned money by betting on such forecasts.

        - DIVERSIFICATION MATTERS. If you build and maintain a portfolio that includes different asset classes--as well as types of securities within asset classes--you give yourself a valuable buffer against severe damage from any one market segment. True, your diversified portfolio will never top the short-term performance charts. But a balanced investment approach will help you to meet your financial goals without taking undue risks.

        - PERSPECTIVE IS PARAMOUNT. Market declines are always painful. Yet they're inevitable if you seek the long-term rewards of investing. If you keep your focus on your long-term goals, you'll find periodic downturns much easier to endure and you'll avoid making emotion-driven mistakes.

SUMMARY

- Vanguard STAR Fund earned 11.0% during 2000, far surpassing the returns of its fund and index benchmarks.

- STAR benefited from holding value-oriented mutual funds for more than half of its stock exposure, because value stocks made a strong comeback during the year.

- The Vanguard bond funds held by STAR posted strong returns as long-term interest rates declined during 2000.

CONTENTS

 1  Letter from the Chairman

 6  Fund Profile

 7  Glossary of Investment Terms

 8  Performance Summary

 9  Report on After-Tax Returns

10  Financial Statements

16  Report of Independent Accountants

LETTER
   from the Chairman


Fellow Shareholder,

In an extremely turbulent year for the stock market, VANGUARD STAR FUND demonstrated the value of diversification, achieving a terrific 11.0% return.

        Our return was 14.4 percentage points above that of our composite index and 9.4 points higher than the return of the composite fund average, a hypothetical portfolio based on mutual fund categories weighted in accordance with the STAR Fund's asset allocation. We outpaced our competitors in 2000 for pretty much the same reason we lagged them in the previous year--more than half of the STAR Fund's stock allocation is in value-oriented funds, which rebounded strongly from a poor showing in 1999.

2000 TOTAL RETURNS            FISCAL YEAR ENDED
                                    DECEMBER 31
-----------------------------------------------
Vanguard STAR Fund                        11.0%
-----------------------------------------------
Composite Fund Average*                    1.6%
-----------------------------------------------
STAR Composite Index*                     -3.4%
-----------------------------------------------
Wilshire 5000 Index                      -11.0%
Lehman Aggregate Bond Index               11.6
Salomon Smith Barney
  3-Month Treasury Index                   6.0
-----------------------------------------------

*The STAR Composite Index is weighted 62.5% Wilshire 5000 Index, 25% Lehman
 Aggregate Bond Index, and 12.5% Salomon Smith Barney 3-Month Treasury Index. The Composite Fund Average, which is derived from data provided by Lipper Inc., is similarly weighted using the average general equity fund, average fixed income fund, and average money market fund, respectively.

        The table above presents the year's total return (capital change plus reinvested dividends) for the STAR Fund, the Composite Fund Average, and a similarly weighted composite of market indexes. These indexes are: for stocks, the Wilshire 5000 Total Market Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for short-term reserves, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.


MARKET BAROMETER                                  AVERAGE ANNUAL TOTAL RETURNS
                                               PERIODS ENDED DECEMBER 31, 2000

                                                       ONE      THREE     FIVE
                                                      YEAR      YEARS    YEARS
------------------------------------------------------------------------------
   S&P 500 Index (Large-caps)                        -9.1%      12.3%    18.3%
   Russell 2000 Index (Small-caps)                   -3.0        4.6     10.3
   Wilshire 5000 Index (Entire market)              -11.0       10.7     16.7
   MSCI EAFE Index (International)                  -14.0        9.6      7.4
------------------------------------------------------------------------------
   Lehman Aggregate Bond Index (Entire market)       11.6%       6.4%     6.5%
   Lehman 10 Year Municipal Bond Index               10.8        5.3      5.9
   Salomon Smith Barney 3-Month
    U.S. Treasury Bill Index                          6.0        5.2      5.2
------------------------------------------------------------------------------
   Consumer Price Index                               3.4%       2.6%     2.5%
------------------------------------------------------------------------------


                                     -----
                                       1

        STAR Fund's return is based on a decrease in net asset value from $18.21 per share on December 31, 1999, to $17.81 per share on December 31, 2000. The return reflects dividends totaling $0.64 per share from net investment income and distributions totaling $1.65 paid from net realized capital gains. We expect to make a supplemental distribution of about $0.85 per share from net realized capital gains in March. As of December 31, our annualized yield was 3.6%, up from 3.5% at year-end 1999.

FINANCIAL MARKETS IN REVIEW

The year 2000 was in many ways the flip side of its predecessor. The pace of economic growth slowed instead of accelerating as the year progressed, the broad U.S. stock market slumped instead of soaring, "dot-com" changed from a magic formula to near-poison for investors, value stocks outpaced their growth counterparts, and bonds--the downtrodden asset class of 1999--provided the best returns.

--------------------------------------------------------------------------------
AFTER FIVE YEARS AS OUTCASTS, MANY VALUE STOCKS FAR OUTPERFORMED THEIR GROWTH COUNTERPARTS.
--------------------------------------------------------------------------------

        Interestingly, 2000 started off looking a lot like 1999. In February, the U.S. economy reached its record-breaking ninth year of growth uninterrupted by a recession. The economy grew at an annual pace of 4.8% in the first quarter. In March, broad stock market indexes were pushed to all-time highs, fueled by the skyrocketing prices of growth stocks, particularly in the technology sector.

        Then came an abrupt reversal. The technology-dominated Nasdaq Composite Index fell -34% in the five weeks after its March high. And despite many interim rallies, the Nasdaq returned -38.7% for the 12 months, having fallen -51% from its peak in March to the year-end. The overall market, as measured by the Wilshire 5000 Total Market Index, returned -11.0% for the year--its first loss since 1994 and its worst calendar-year performance since 1974.

        Several factors were at work in the markets. High energy prices raised the specter of inflation and cut into profits for some industries. A stronger U.S. dollar threatened corporate profits from foreign operations. And the Federal Reserve Board's series of interest rate boosts--implemented from mid-1999 through May 2000 to counter inflationary pressures--began to have their intended effect in slowing the pace of economic growth. Indeed, by year-end, markets were expecting the Fed to begin reducing rates to keep the slowdown from turning into a recession. (The Fed acted on January 3, 2001, cutting short-term interest rates by 0.5%.)

        Investors worried that a slower economy, combined with the boom in capital investment in recent years, would result in significant overcapacity in many industries. Many believed that companies would find it hard--if not impossible--to sustain earnings growth in this environment. By late 2000, hundreds of companies were reporting earnings that failed to meet expectations.

                                     -----

--------------------------------------------------------------------------------
THE BIG WINNERS IN 2000 WERE IN HEALTH CARE, UTILITIES (EXCEPT FOR TELECOM FIRMS), ENERGY, AND FINANCIAL SERVICES.
--------------------------------------------------------------------------------

        But the stock market also had its success stories. The big winners in 2000 were in health care, utilities (except for telecom firms), energy, and financial services. After five years as outcasts, many value stocks--those with relatively low prices in relation to earnings, book value, dividends, and other financial measures--far outperformed their growth counterparts and posted solid positive returns. The value stocks within the Russell 3000 Index, a benchmark of large- to small-capitalization U.S. stocks, rebounded after a slow start, ending with an 8.0% 12-month return. The growth stocks within the Russell 3000, on the other hand, returned -22.4%. When results are sorted by market capitalization, mid-cap stocks did best overall (the Standard & Poor's MidCap 400 Index returned 17.5%), followed by small-cap stocks.

--------------------------------------------------------------------------------
BY CERTAIN MEASURES, 2000 WAS A BETTER YEAR FOR STOCKS THAN 1999.
--------------------------------------------------------------------------------

        High-quality bonds benefited from their status as a haven from stock market volatility and from the belief that the slower economy would forestall inflation. Also helping bond prices was shrinkage in the supply of securities issued by the U.S. Treasury and many state governments, as budget surpluses reduced the need for them to borrow. Bond price increases, combined with interest income, resulted in double-digit returns for longer-duration Treasury, agency, and mortgage-backed bonds. Bond yields, of course, move in the opposite direction from prices. The yield of the 30-year Treasury bond fell 102 basis points (1.02 percentage points) during the year to 5.46% by December 31. Investment-grade corporate bonds did not perform as well as Treasury bonds, but still posted respectable results.

        Short-term interest rates, which are most directly influenced by the Federal Reserve's actions, rose during 2000. Yields on 3-month Treasury bills rose 57 basis points to 5.90%.

        Overseas financial markets suffered from many of the same problems as the U.S. stock market: rising interest rates, higher energy prices, and a downturn in technology, media, and telecom stocks.

PERFORMANCE OVERVIEW FOR 2000

The diversified investing approach epitomized by Vanguard STAR Fund, which holds a variety of stock and bond funds, truly proved its mettle during 2000. In a topsy-turvy period that tested the nerves of many investors, STAR Fund shareholders had a relatively placid ride enroute to a very solid return. Holding both growth and value stock funds that provide exposure to small-, medium-, and large-cap companies is a time-tested way to spread the considerable risks of owning stocks.



                                     -----
                                       3

        As mentioned earlier, the 11.0% return of Vanguard STAR Fund during 2000 was quite strong in relation to peer funds and our index benchmark.

                                                 TOTAL RETURNS
                        PERCENTAGE OF               YEAR ENDED
VANGUARD FUND             STAR ASSETS        DECEMBER 31, 2000
--------------------------------------------------------------
STOCK FUNDS
  Windsor II                    28.1%                    16.9%
  Windsor                       15.5                     15.9
  PRIMECAP                       4.9                      4.5
  Morgan Growth                  4.8                    -12.5
  Explorer                       4.8                      9.2
  U.S. Growth                    4.6                    -20.2
--------------------------------------------------------------
BOND FUNDS
  Long-Term Corporate           12.5%                    11.8%
  GNMA                          12.5                     11.2
--------------------------------------------------------------
SHORT-TERM INVESTMENTS
  Short-Term Corporate          12.3%                     8.2%
--------------------------------------------------------------
COMBINED                       100.0%                    11.0%
--------------------------------------------------------------

        Our fund benefited from a resurgence in its two largest holdings, Vanguard Windsor Fund and Windsor II Fund. In 1999, these funds had performed poorly--as did most value-stock portfolios. But last year both beat the broad market (as represented by the Wilshire 5000 Index) by more than 25 percentage points. Both of the Windsors--along with two of our growth funds, Explorer and PRIMECAP--outpaced the -1.7% average return for general equity funds. Two other growth funds that STAR holds, Morgan Growth and U.S. Growth, recorded significant declines during 2000 due largely to the slump in tech and telecom stocks.

        Our fixed income funds--the Short-Term Corporate Fund, the intermediate-maturity GNMA Fund, and the Long-Term Corporate Fund--chalked up excellent returns after posting lackluster results in 1999.

LONG-TERM PERFORMANCE OVERVIEW

The STAR Fund's long-term record testifies to both the soundness of its strategy and the good management of the funds it owns. Since its inception in 1985, STAR has delivered both solid returns and admirably consistent performance relative to its benchmarks. The STAR Fund's return has exceeded that of its composite mutual fund benchmark in eight of the past ten years (the exceptions being 1991 and 1999).

        This consistently strong performance is reflected in the table at the top of page 5, which presents the returns of STAR and our comparative standards during the past ten years. It also shows how hypothetical $10,000 investments in STAR, our composite fund average, the average balanced mutual fund, and the Composite Index would have grown, assuming the reinvestment of income and capital gain distributions.

        Over a full decade, STAR's superiority over these benchmarks added up to thousands of dollars. Surpassing the Composite Index was a particularly


                                     -----
noteworthy achievement, because an index is a theoretical portfolio that has no operating or transaction costs. And while the STAR Fund itself charges its shareholders nothing for expenses, our shareholders do bear a proportionate share of the expenses of our underlying funds. The weighted average of these expenses amounted to 0.34% of average net assets, or $3.40 per $1,000, in 2000. These costs are a disadvantage only against our index benchmark, not our peer funds. The expenses charged by a similarly weighted portfolio of mutual funds would have been 1.26%, or $12.60 per $1,000 in assets. Low costs give us a head start--year after year--in our effort to provide superior relative returns.

TOTAL RETURNS                                       TEN YEARS ENDED
                                                  DECEMBER 31, 2000

                                      AVERAGE        FINAL VALUE OF
                                       ANNUAL             A $10,000
                                       RETURN    INITIAL INVESTMENT
-------------------------------------------------------------------
Vanguard STAR Fund                      13.9%               $36,703
Composite Fund Average                  12.5                 32,411
Average Balanced Fund                   11.9                 30,892
STAR Composite Index                    13.4                 35,033
-------------------------------------------------------------------

        We reiterate a point we made in last year's report to you: Average returns from the stock market--and for the STAR Fund and its benchmarks--have been unusually high compared with long-term norms. No one knows what's in store for the coming decade, but we would expect returns to be somewhat less generous than during the past ten years. Of course, if inflation remains relatively benign, it takes only modest returns for investors to build real wealth.

IN SUMMARY

The stock market's rough ride and uneven results during 2000 were unsettling to many investors. But this environment reinforced the importance of diversification and a balanced investment strategy--characteristics of Vanguard STAR Fund from its birth.

        We thank our shareholders for staying the course with us. We, in turn, pledge to continue pursuing the STAR Fund's charter as a simple and extremely cost-efficient means of gaining exposure to a broad cross-section of the financial markets through a single investment.

Sincerely,                                                               [PHOTO]
                                                                 JOHN J. BRENNAN
/s/ JOHN J. BRENNAN                                                 CHAIRMAN AND
                                                         CHIEF EXECUTIVE OFFICER

January 10, 2001



                                     -----
                                       5

FUND PROFILE                                             AS OF DECEMBER 31, 2000
      for STAR Fund

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 7.

-------------------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                              3.6%
Expense Ratio                                        0%
Average Weighted Expense Ratio*                   0.34%

-------------------------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES

                                                             WILSHIRE
                                                 FUND            5000
---------------------------------------------------------------------
R-Squared                                        0.77            1.00
Beta                                             0.53            1.00
---------------------------------------------------------------------

----------------------------------------------------------------
ALLOCATION TO UNDERLYING
  VANGUARD FUNDS

Windsor II Fund                                            28.1%
Windsor Fund                                               15.5
PRIMECAP Fund                                               4.9
Morgan Growth Fund                                          4.8
Explorer Fund                                               4.8
U.S. Growth Fund                                            4.6
Long-Term Corporate Fund                                   12.5
GNMA Fund                                                  12.5
Short-Term Corporate Fund                                  12.3
----------------------------------------------------------------
 Total                                                    100.0%
----------------------------------------------------------------

*For underlying funds.

[EQUITY INCOME INVESTMENT FOCUS CHART]

-------------------------------------------
EQUITY INVESTMENT FOCUS
-------------------------------------------
MARKET CAP                            Large
STYLE                                 Value
-------------------------------------------

[FIXED INCOME INVESTMENT FOCUS CHART]

------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS
------------------------------------------------------------
CREDIT MATURITY                   Investment Grade Corporate
AVERAGE MATURITY                  Medium
------------------------------------------------------------

[FUND ASSET ALLOCATION CHART]

-------------------------------------
FUND ASSET ALLOCATION
Stocks                          63%
Bonds                           25%
Short-Term Investments          12%
-------------------------------------

                                            [COMPUTER GRAPHIC] VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

                                     -----

GLOSSARY
     of Investment Terms


AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.

--------------------------------------------------------------------------------

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

--------------------------------------------------------------------------------

EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

--------------------------------------------------------------------------------

R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's return, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.

--------------------------------------------------------------------------------

YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

--------------------------------------------------------------------------------

                                     -----
                                       7

PERFORMANCE SUMMARY
  For STAR Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

--------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)     DECEMBER 31, 1990-DECEMBER 31, 2000
--------------------------------------------------------------------
                          STAR FUND                       COMPOSITE*
FISCAL       CAPITAL         INCOME            TOTAL           TOTAL
YEAR          RETURN         RETURN           RETURN          RETURN
--------------------------------------------------------------------
1991           18.1%           6.1%            24.2%           26.9%
1992            6.3            4.2             10.5             8.0
1993            7.1            3.8             10.9            10.6
1994           -4.1            3.9             -0.2            -1.2
1995           23.7            4.9             28.6            23.3
1996           12.0            4.1             16.1            13.6
1997           17.3            3.9             21.2            17.9
1998            9.0            3.4             12.4            11.3
1999            3.7            3.4              7.1            15.8
2000            7.1            3.9             11.0             1.6
--------------------------------------------------------------------

*62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund; derived from data provided by Lipper Inc.

See Financial Highlights table on page 14 for dividend and capital gains information for the past five years.

                           [PERFORMANCE LINE GRAPH]

-----------------------------------------------------------------------------
 CUMULATIVE PERFORMANCE                   DECEMBER 31, 1990-DECEMBER 31, 2000

                                  Composite          STAR            Wilshire
                   STAR             Fund           Composite          5000
                   Fund           Adverage*          Index**          Index
1990 12           10000             10000             10000            10000
1991 03           11230             11204             11107            11646
1991 06           11221             11228             11156            11609
1991 09           11796             11912             11780            12346
1991 12           12418             12693             12596            13421
1992 03           12458             12694             12469            13242
1992 06           12852             12607             12606            13226
1992 09           13238             12966             12994            13632
1992 12           13723             13703             13605            14624
1993 03           14361             14136             14113            15247
1993 06           14546             14351             14297            15362
1993 09           15121             14920             14762            15983
1993 12           15216             15161             14945            16274
1994 03           14751             14778             14505            15667
1994 06           14907             14498             14414            15545
1994 09           15253             15089             14946            16390
1994 12           15184             14981             14914            16264
1995 03           16304             15824             15965            17733
1995 06           17550             16908             17168            19388
1995 09           18726             17945             18257            21160
1995 12           19532             18471             19039            22192
1996 03           20221             19096             19653            23439
1996 06           20716             19722             20259            24472
1996 09           21350             20195             20752            25164
1996 12           22679             20992             21839            26900
1997 03           22836             20754             21931            27074
1997 06           25138             22933             24454            31646
1997 09           27082             24831             26204            34733
1997 12           27476             24753             26733            35316
1998 03           29768             26730             29084            40000
1998 06           30149             26832             29648            40779
1998 09           27698             24468             27821            35874
1998 12           30877             27551             31531            43591
1999 03           31307             27750             32298            45236
1999 06           33277             29490             33812            48767
1999 09           31359             28615             32542            45542
1999 12           33079             31909             36244            53861
2000 03           34336             33584             37439            55917
2000 06           34299             33164             36610            53410
2000 09           36051             33969             37006            53498
2000 12           36703             32411             35033            47943

                                        AVERAGE ANNUAL TOTAL RETURNS
                                      PERIODS ENDED DECEMBER 31, 2000       FINAL VALUE
                                      -------------------------------      OF A $10,000
                                      1 YEAR     5 YEARS      10 YEARS       INVESTMENT
---------------------------------------------------------------------------------------
     STAR Fund                        10.96%      13.45%        13.89%          $36,703
     Composite Fund Average*           1.57       11.90         12.48            32,411
     STAR Composite Index**           -3.37       12.96         13.36            35,033
     Wilshire 5000 Index             -10.99       16.66         16.97            47,943
---------------------------------------------------------------------------------------

 *62.5% average general equity fund, 25% average fixed income fund, and 12.5% average money market fund; derived from data provided by Lipper Inc.

**62.5% Wilshire 5000 Index, 25% Lehman Aggregate Bond Index, and 12.5% Salomon
  Smith Barney 3-Month Treasury Index.

                                     -----
                                       8

A REPORT
     on Your Fund's After-Tax Returns


This table presents pre-tax and after-tax returns for your fund and an appropriate peer group of mutual funds. The after-tax returns represent the fund's past results only and should not be used to predict future tax efficiency.

        If you own the fund in a tax-deferred account such as an individual retirement account or a 401(k), this information does not apply to you. Such accounts are not subject to current taxes.

        Income taxes can have a considerable impact on a fund's return--an important consideration for investors who own mutual funds in taxable accounts. While the pre-tax return is most often used to tally a fund's performance, the fund's after-tax return, which accounts for taxes on distributions of capital gains and income dividends, is an important measure of the return that many investors actually received.

PRE-TAX AND AFTER-TAX                            PERIODS ENDED DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURNS


                                       ONE YEAR             FIVE YEARS            TEN YEARS
                                 ----------------------------------------------------------------

                                 PRE-TAX  AFTER-TAX    PRE-TAX   AFTER-TAX   PRE-TAX    AFTER-TAX
-------------------------------------------------------------------------------------------------
Vanguard STAR Fund                 11.0%       7.3%      13.4%       10.3%     13.9%        11.1%
Average Domestic Hybrid Fund*       2.1       -0.4       10.9         8.1      11.8          9.1
-------------------------------------------------------------------------------------------------

*Based on data from Morningstar, Inc. Elsewhere in this report, returns for comparable funds are derived from data provided by Lipper Inc., which may differ somewhat.

        The after-tax return calculations use the top federal income tax rates in effect at the time of each distribution. The tax burden would be less, and the after-tax return higher, for those in lower tax brackets.

        We must stress that because many interrelated factors affect how tax-friendly a fund may be, it's very difficult to predict tax efficiency. A fund's tax efficiency can be influenced by its turnover rate, the types of securities it holds, the accounting practices it uses, and the net cash flow it receives.

        Finally, it's important to understand that our calculation does not reflect the tax effect of your own investment activities. Specifically, you may incur additional capital gains taxes--thereby lowering your after-tax return--if you decide to sell all or some of your shares.

--------------------------------------------------------------------------------
A NOTE ABOUT OUR CALCULATIONS: Pre-tax total returns assume that all distributions received (income dividends, short-term capital gains, and long-term capital gains) are reinvested in new shares, while our after-tax returns assume that distributions are reduced by any taxes owed on them before reinvestment. When calculating the taxes due, we used the highest individual federal income tax rates at the time of the distributions. Those rates are currently 39.6% for dividends and short-term capital gains and 20% for long-term capital gains. State and local income taxes were not considered. The competitive group returns provided by Morningstar are calculated in a manner consistent with that used for Vanguard funds.

(C)2001 by Morningstar(R), Inc. All rights reserved. Average return information for comparative fund groups is proprietary information of Morningstar, Inc. It may not be copied or redistributed, and it may only be used for noncommercial, personal purposes. Morningstar does not warrant that this information is accurate, correct, complete, or timely, and Morningstar is not responsible for investment decisions, damages, or other losses resulting from use of this information. Past performance is no guarantee of future performance. Morningstar, Inc., has not consented to be considered or deemed an "expert" under the Securities Act of 1933.

                                     -----

FINANCIAL STATEMENTS
      December 31, 2000


STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

        At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         MARKET
                                                                                                                         VALUE*
STAR FUND                                                                                               SHARES            (000)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)
--------------------------------------------------------------------------------------------------------------------------------
STOCK FUNDS (62.7%)
Vanguard Windsor II Fund                                                                            83,689,230       $2,276,347
Vanguard Windsor Fund                                                                               82,528,385        1,261,859
Vanguard PRIMECAP Fund                                                                               6,544,875          395,180
Vanguard Morgan Growth Fund                                                                         22,981,576          392,525
Vanguard Explorer Fund                                                                               6,489,008          389,924
Vanguard U.S. Growth Fund                                                                           13,436,350          371,515
                                                                                                                     -----------
                                                                                                                      5,087,350
                                                                                                                     -----------
BOND FUNDS (25.0%)
Vanguard Long-Term Corporate Fund                                                                  120,245,976        1,016,078
Vanguard GNMA Fund                                                                                  98,922,830        1,012,970
                                                                                                                     -----------
                                                                                                                      2,029,048
                                                                                                                     -----------
SHORT-TERM BOND FUND (12.2%)
Vanguard Short-Term Corporate Fund Investor Shares                                                  93,394,917          994,656
                                                                                                                     -----------
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
    (COST $6,691,778)                                                                                                 8,111,054
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE
                                                                                                        AMOUNT
                                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
    6.14%, 1/2/2001
    (COST $11,730)                                                                                     $11,730           11,730
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
    (COST $6,703,508)                                                                                                 8,122,784
--------------------------------------------------------------------------------------------------------------------------------

                                     -----
                                       10

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         MARKET
                                                                                                                         VALUE*
                                                                                                                          (000)
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Other Assets                                                                                                         $   31,605
Liabilities                                                                                                             (35,628)
                                                                                                                     -----------
                                                                                                                         (4,023)
                                                                                                                     -----------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------------
Applicable to 455,735,985 outstanding $.001 par value shares of beneficial interest
    (unlimited authorization)                                                                                        $8,118,761
================================================================================================================================

NET ASSET VALUE PER SHARE                                                                                                $17.81
================================================================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------------
 AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        AMOUNT              PER
                                                                                                         (000)            SHARE
--------------------------------------------------------------------------------------------------------------------------------
 Paid-in Capital                                                                                    $6,310,802           $13.85
 Undistributed Net Investment Income                                                                     1,423               --
 Accumulated Net Realized Gains                                                                        387,260              .85
 Unrealized Appreciation--Note D                                                                     1,419,276             3.11
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                         $8,118,761           $17.81
================================================================================================================================

                                     -----
                                       11

STATEMENT OF OPERATIONS

This Statement shows the fund's Income Distributions Received from the other Vanguard funds in which it invests. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      STAR FUND
                                                                                                   YEAR ENDED DECEMBER 31, 2000
                                                                                                                          (000)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Income Distributions Received                                                                                       $279,942
   Interest                                                                                                                 623
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--NOTE B                                                                                           280,565
--------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN
   Capital Gain Distributions Received                                                                                  461,471
   Investment Securities Sold                                                                                           213,712
--------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN                                                                                                       675,183
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES                                              (143,321)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                   $812,427
================================================================================================================================


                                     -----
                                       12

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         STAR FUND
                                                                                                   YEAR ENDED DECEMBER 31,
                                                                                          --------------------------------------
                                                                                                   2000                    1999
                                                                                                  (000)                   (000)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                                                                  $     280,565            $    259,639
   Realized Net Gain                                                                            675,183                 584,564
   Change in Unrealized Appreciation (Depreciation)                                            (143,321)               (286,418)
--------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations                                       812,427                 557,785
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                                                       (276,755)               (263,052)
   Realized Capital Gain                                                                       (699,160)               (172,087)
--------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                                       (975,915)               (435,139)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                                                                       539,595                 716,147
   Issued in Lieu of Cash Distributions                                                         950,873                 422,889
   Redeemed                                                                                  (1,295,288)             (1,257,239)
--------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) from Capital Share Transactions                                    195,180                (118,203)
--------------------------------------------------------------------------------------------------------------------------------
   Total Increase                                                                                31,692                   4,443
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Year                                                                          8,087,069               8,082,626
--------------------------------------------------------------------------------------------------------------------------------
   End of Year                                                                               $8,118,761              $8,087,069
================================================================================================================================

(1)Shares Issued (Redeemed)
   Issued                                                                                        29,873                  38,659
   Issued in Lieu of Cash Distributions                                                          53,739                  23,452
   Redeemed                                                                                     (71,958)                (68,056)
--------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding                                               11,654                  (5,945)
================================================================================================================================

                                     -----
                                       13

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis. The table also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund's share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gains distributions representing the "pass-through" of capital gains distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.


----------------------------------------------------------------------------------------------------------------------------------
                                                                                           STAR FUND
                                                                                    YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                      2000           1999          1998           1997          1996
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                              $18.21         $17.96        $17.38         $15.86        $15.03
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                           .65           .60            .58           .60           .58
   Capital Gain Distributions Received                            1.07          1.13            .86          1.06           .63
   Net Realized and Unrealized Gain (Loss) on Investments          .17          (.47)           .70          1.65          1.19
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                             1.89          1.26           2.14          3.31          2.40
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                           (.64)         (.61)          (.58)         (.59)         (.59)
   Distributions from Realized Capital Gains                     (1.65)         (.40)          (.98)        (1.20)         (.98)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                         (2.29)        (1.01)         (1.56)        (1.79)        (1.57)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                    $17.81         $18.21        $17.96         $17.38        $15.86
==================================================================================================================================

TOTAL RETURN                                                     10.96%          7.13%        12.38%         21.15%        16.11%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Year (Millions)                           $8,119         $8,087        $8,083         $7,355        $5,863
   Ratio of Total Expenses to Average Net Assets--Note B             0%             0%            0%             0%            0%
   Ratio of Net Investment Income to Average Net Assets           3.57%          3.21%         3.18%          3.46%         3.71%
   Portfolio Turnover Rate                                          17%            10%           16%            15%           18%
===================================================================================================================================

                                     -----
                                       14

NOTES TO FINANCIAL STATEMENTS

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in U.S. stock funds (predominantly large-capitalization value stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in short-term bond and money market funds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

        1. VALUATION: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

        2. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

        3. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

        4. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

        5. OTHER: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The special service agreement provides that Vanguard will reimburse the fund's expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended December 31, 2000, were reimbursed by Vanguard. The fund's trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. During the year ended December 31, 2000, the fund purchased $1,308,346,000 of investment securities and sold $1,771,508,000 of investment securities other than money market fund and temporary cash investments.

D. At December 31, 2000, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $1,419,276,000, consisting of unrealized gains of $1,444,381,000 on securities that had risen in value since their purchase and $25,105,000 in unrealized losses on securities that had fallen in value since their purchase.

                                     -----
                                       15

REPORT
   of Independent Accountants

To the Shareholders and Trustees of Vanguard STAR Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard STAR Fund (the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 29, 2001


--------------------------------------------------------------------------------
SPECIAL 2000 TAX INFORMATION (UNAUDITED) FOR
VANGUARD STAR FUND

This information for the fiscal year ended December 31, 2000, is included pursuant to provisions of the Internal Revenue Code.

        The fund distributed $630,238,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year, all of which is designated as a 20% rate gain distribution.

        For corporate shareholders, 20.1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

                                     -----
                                       16

THE PEOPLE
     Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.

        Six of Vanguard's seven board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

        Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

        The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.


--------------------------------------------------------------------------------
TRUSTEES

JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & JohnsonoMerck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.

--------------------------------------------------------------------------------
OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.
--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS

R. GREGORY BARTON, Legal Department.

ROBERT A. DISTEFANO, Information Technology.

JAMES H. GATELY, Direct Investor Services.

KATHLEEN C. GUBANICH, Human Resources.

IAN A. MACKINNON, Fixed Income Group.

F. WILLIAM MCNABB, III, Institutional Investor Group.

MICHAEL S. MILLER, Planning and Development.

RALPH K. PACKARD, Chief Financial Officer.

GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
                                 JOHN C. BOGLE
               Founder; Chairman and Chief Executive, 1974-1996.

ABOUT OUR COVER

Our cover art evokes both Vanguard's rich past and the course we've set for the future--our determination to provide superior investment performance and top-notch service. The image is based on two works: a painting titled The First Journey of 'Victory,' by the English artist W.L. Wyllie (1851-1931), and a sculpture of a compass rose on Vanguard's campus near Valley Forge, Pennsylvania.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their respective owners.

[THE VANGUARD GROUP LOGO]

Post Office Box 2600
Valley Forge, PA 19482-2600

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q560 022001

                         VANGUARD LIFESTRATEGY(R) FUNDS

                       Annual Report -- December 31, 2000


INCLUDED WITHIN THIS REPORT:


Vanguard LifeStrategy
Income Fund

Vanguard LifeStrategy
Conservative Growth Fund

Vanguard LifeStrategy
Moderate Growth Fund

Vanguard LifeStrategy
Growth Fund

                                     [PHOTO]

                           [THE VANGUARD GROUP LOGO]

                                SOME LESSONS FROM
                                      2000

Although the year 2000 was a trying period for many investors, it reinforced some investment truths worth keeping in mind as you build and maintain your portfolio. These include:

       - THINGS CHANGE. It's difficult--bordering on impossible--to consistently or precisely predict when the financial markets will turn up or down, when the economy will accelerate or slow, and which investments will lead or lag. Don't risk your hard-earned money by betting on such forecasts.

       - DIVERSIFICATION MATTERS. If you build and maintain a portfolio that includes different asset classes--as well as types of securities within asset classes--you give yourself a valuable buffer against severe damage from any one market segment. True, your diversified portfolio will never top the short-term performance charts. But a balanced investment approach will help you to meet your financial goals without taking undue risks.

       - PERSPECTIVE IS PARAMOUNT. Market declines are always painful. Yet they're inevitable if you seek the long-term rewards of investing. If you keep your focus on your long-term goals, you'll find periodic downturns much easier to endure, and you'll avoid making emotion-driven mistakes.

SUMMARY

- Bonds far outpaced stocks in 2000, so the most conservative of our four LifeStrategy funds had the highest 12-month return (8.1%), while the most aggressive had the lowest (-5.4%).

- Reversing the previous year's trend, growth stocks plummeted in 2000, bringing down broad market indexes, while value stocks rose.

- The cautious stance of Vanguard Asset Allocation Fund, a core holding for each LifeStrategy fund, helped all four funds to outpace their index benchmarks.


CONTENTS

 1  Letter from the Chairman

 8  Fund Profiles

12  Glossary of Investment Terms

13  Performance Summaries

17  Report on After-Tax Returns

18  Financial Statements

32  Report of Independent Accountants

LETTER
   from the Chairman


Fellow Shareholder,

The last year of the millennium proved to be the worst for stocks in a quarter-century, but it was the best year for bonds since 1995. This divergence of stock and bond returns was reflected in the year 2000 performance of the four VANGUARD LIFESTRATEGY FUNDS. The LifeStrategy Income Fund, with a target allocation of 80% in bonds and short-term investments, had the highest return, while the LifeStrategy Growth Fund--the most aggressive, with a target allocation of 80% in stocks--had the lowest. All four funds outpaced their respective unmanaged composite indexes, and two also outperformed composite average returns of their mutual fund peers.

     The adjacent table presents the total returns (capital change plus reinvested dividends) for each fund and its benchmarks. Each fund's total return is based on the change in its net asset value during the year and on income dividends and capital gains distributions. The table on page 7 presents these figures and the annualized yield of each fund as of December 31, 2000.

2000 TOTAL RETURNS                                    YEAR ENDED
                                                     DECEMBER 31
----------------------------------------------------------------
LIFESTRATEGY INCOME FUND                                  8.1%
Income Composite Average*                                 4.5
Income Composite Index**                                  5.8
----------------------------------------------------------------
LIFESTRATEGY CONSERVATIVE GROWTH FUND                     3.1%
Conservative Growth Composite Average*                    2.4
Conservative Growth Composite Index**                     1.1
----------------------------------------------------------------
LIFESTRATEGY MODERATE GROWTH FUND                        -0.9%
Moderate Growth Composite Average*                        0.2
Moderate Growth Composite Index**                        -2.5
----------------------------------------------------------------
LIFESTRATEGY GROWTH FUND                                 -5.4%
Growth Composite Average*                                -2.1
Growth Composite Index**                                 -7.1
----------------------------------------------------------------

 *Each average is a blended composite that weights the returns of the average comparable mutual fund for each asset class proportionately with the target weighting of the appropriate LifeStrategy fund. All average returns for funds are derived from data provided by Lipper Inc.
**Total returns for the composite indexes are derived by applying the fund's target allocations to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Total Market Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the Lehman Brothers Aggregate Bond Index; and for short-term investments, the Salomon Smith Barney 3-Month U.S. Treasury Bill Index.

       If you own a LifeStrategy fund in a taxable account, you may wish to review our report on the fund's after-tax returns on page 17.

FINANCIAL MARKETS IN REVIEW

The year 2000 was in many ways the flip side of its predecessor. The pace of


                                     -----
economic growth slowed instead of accelerating as the year progressed, the broad U.S. stock market fell, "dot-com" changed from magic formula to near-poison among investors, value stocks outpaced their growth counterparts, and bonds--the downtrodden asset class of 1999--provided the best returns.

MARKET BAROMETER                                   AVERAGE ANNUAL TOTAL RETURNS
                                                PERIODS ENDED DECEMBER 31, 2000

                                                       ONE     THREE       FIVE
                                                      YEAR     YEARS      YEARS
--------------------------------------------------------------------------------
STOCKS
   S&P 500 Index (Large-caps)                        -9.1%     12.3%     18.3%
   Russell 2000 Index (Small-caps)                   -3.0       4.6      10.3
   Wilshire 5000 Index (Entire market)              -11.0      10.7      16.7
   MSC IEAFE Index (International)                  -14.0       9.6       7.4
--------------------------------------------------------------------------------
BONDS
   Lehman Aggregate Bond Index (Entire market)       11.6%      6.4%      6.5%
   Lehman 10 Year Municipal Bond Index               10.8       5.3       5.9
CPI
   Salomon Smith Barney 3-Month
    U.S. Treasury Bill Index                          6.0       5.2       5.2
--------------------------------------------------------------------------------
   Consumer Price Index                               3.4%      2.6%      2.5%
--------------------------------------------------------------------------------

       Interestingly, 2000 started off looking a lot like 1999. In February, the U.S. economy reached its record-breaking ninth year of growth uninterrupted by a recession, and gross domestic product grew at an annual pace of 4.8% in the first quarter. In March, broad stock market indexes were pushed to all-time highs, fueled by the skyrocketing prices of growth stocks, particularly in the technology sector.

       Then came an abrupt reversal. The technology-dominated Nasdaq Composite Index fell -34% in the five weeks after its March high. And despite many interim rallies, the Nasdaq returned -38.7% for the 12 months, having fallen -51% from its peak in March to the year-end.

       The overall U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned -11.0% for the year--its first negative return since 1994 and its worst calendar-year performance since 1974.

       Several factors were at work in the markets. High energy prices raised the specter of inflation and cut into profits for some industries. For firms with significant foreign operations, the stronger U.S. dollar threatened profits. And the Federal Reserve Board's series of interest rate boosts--implemented from mid-1999 through May 2000 to counter inflationary pressures--began to have their intended effect in slowing the pace of economic growth. Indeed, by year-end markets were expecting the Fed to begin reducing rates to keep the slowdown from turning into a recession. (The Fed acted on January 3, 2001, cutting short-term interest rates by 0.5%.)

       Investors worried that a slower economy, combined with the boom in capital investment in recent years, would result in significant overcapacity in many industries. Many believed that companies would find it hard--if not impossible--to sustain earnings growth in this environment. And, in fact, by late 2000, hundreds of companies were reporting earnings that failed to meet expectations.


                                     -----

       Technology and telecommunications stocks, whose prices had reflected the highest levels of optimism, were the hardest hit. Some Internet companies that had seen triple-digit stock price gains in 1999 disappeared in 2000 because they had run through their cash and had no profits to sustain themselves.

       Amid such spectacular declines, the stock market also had its success stories. The big winners in 2000 were in health care, utilities (except for telecom firms), energy, and financial services. After five years as market laggards, many value stocks--those with relatively low prices in relation to earnings, book value, dividends, and other financial measures--far outperformed their growth counterparts and posted solid returns. The value stocks within the Russell 3000 Index, a benchmark of large- to small-capitalization U.S. stocks, rebounded after a slow start, ending with an 8.0% 12-month return. The growth stocks within the Russell 3000, on the other hand, returned -22.4%.

       Oddly, by certain measures, 2000 was a better year for stocks than 1999:
Almost 47% of the stocks in the Russell 3000, for example, had positive returns, compared with about 45% the previous year. However, key market indexes are weighted according to market capitalization, so the declines of a number of very large stocks had a much bigger influence on index returns than did the gains of smaller stocks. In 1999, the oversized gains for some of those same large stocks skewed results in the other direction.

       High-quality bonds benefited from their status as a haven from stock market volatility and from the belief that the slower economy would forestall inflation. Also helping bond prices was a shrinkage in the supply of securities issued by the U.S. Treasury and many state governments, as budget surpluses reduced the need for them to borrow. Bond price increases, combined with interest income, resulted in double-digit returns for longer-duration Treasury, agency, and mortgage-backed bonds. Bond yields, of course, move in the opposite direction from prices. The yield of the 30-year Treasury bond fell 102 basis points (1.02 percentage points) during the year to 5.46% by December 31; the 10-year Treasury yield fell 133 basis points to 5.11%. Investment-grade corporate bonds did not perform as well as Treasury bonds, but still posted respectable results.

--------------------------------------------------------------------------------
HIGH-QUALITY BONDS BENEFITED FROM THEIR STATUS AS A HAVEN FROM STOCK MARKET VOLATILITY AND ENJOYED DOUBLE-DIGIT RETURNS.
--------------------------------------------------------------------------------

       Short-term interest rates, which are most directly influenced by the Federal Reserve's actions, rose during 2000. Yields on 3-month Treasury bills rose 57 basis points to 5.90%.

       Overseas financial markets suffered from many of the same problems afflicting Wall Street: rising interest rates; higher energy prices; and a downturn in technology, media, and telecommunications stocks. Given that the United States is the world's largest importer, investors abroad figured that a slowdown in the U.S. economy would hurt profits for many companies world-



                                     -----
wide. For U.S. investors, returns were sliced further by the strength of the U.S. dollar. Despite a rebound late in 2000, the euro fell about 6% in value versus the dollar during the year. The yen also fell, worsening the losses from Japanese stocks. And things were even more dismal for investors in emerging markets. Stocks in developing economies, which had produced big gains in 1999, fell -27.9% in 2000 as measured by the Select Emerging Markets Free Index.

FISCAL 2000 PERFORMANCE OVERVIEW

As "funds of funds," our LifeStrategy funds invest in shares of other Vanguard mutual funds to provide varying blends of current income and growth of capital. The table below shows each fund's target mix of stocks, bonds, and short-term investments (cash and short-term bonds), as well as the fund's actual allocation at year-end.

       As you can see, our funds' allocations at year-end were close to their targets. When the allocations vary, the usual cause is changes within Vanguard Asset Allocation Fund, which constitutes roughly one-quarter of the assets of each LifeStrategy fund. The Asset Allocation Fund holds a combination of large-cap U.S. stocks, Treasury bonds, and cash investments, in proportions that change based on the investment adviser's view of the relative values to be found among asset classes. At year-end 2000, the Asset Allocation Fund had roughly 70% of its assets in stocks and the rest in bonds. However, for most of the year it held a more conservative mix, with 50% or less in stocks. Given that stocks lagged bonds for the year, the Asset Allocation Fund's strategy was beneficial for the LifeStrategy group. It caused the four funds to outpace their index benchmarks in 2000--just as a similar situation caused them to lag benchmarks in 1999. The Asset Allocation Fund returned close to 5.0% for the year 2000.

       Among the other underlying Vanguard funds, the Total Bond Market Index Fund had the highest return (+11.4%). The Short-Term Corporate Fund--which makes up about one-fifth of the Income and Conservative Growth funds--earned 8.2%. The Total Stock Market Index Fund returned -10.6%. The Total International Stock Index Fund (which is not held by the

TARGET AND ACTUAL ASSET ALLOCATIONS                                          PERCENTAGES AS OF
                                                                             DECEMBER 31, 2000

                                                                                SHORT-TERM
                                  STOCKS*                  BONDS                INVESTMENTS
                              ----------------       -----------------       -----------------
LIFESTRATEGY FUND             TARGET    ACTUAL       TARGET     ACTUAL       TARGET     ACTUAL
----------------------------------------------------------------------------------------------
Income                         20%       22%          60%         58%           20%       20%
Conservative Growth            40        42           40          38            20        20
Moderate Growth                60        62           40          38             0         0
Growth                         80        83           20          17             0         0
----------------------------------------------------------------------------------------------

*Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equal, respectively, 0%, 5%, 10%, and 15% of assets.


                                     -----

LifeStrategy Income Fund) returned -15.6%, its worst calendar-year return since that fund's inception in 1996. The LifeStrategy funds' allocations to underlying Vanguard funds at year-end are shown in the fund profiles on pages 8-11.

       The LifeStrategy Income and Conservative Growth Funds--our more conservatively positioned portfolios--outpaced the composite returns of their mutual fund peers. Our more aggressive funds--Moderate Growth and Growth--trailed the peer-group returns. As you know, the bulk of LifeStrategy funds' stock assets are invested in indexed portfolios. And in 2000, for the first time in seven years, the average actively managed U.S. stock fund outpaced the Wilshire 5000 Index. The typical equity mutual fund holds a larger proportion of assets in mid- and small-cap stocks than does the Wilshire 5000 Index. Also, stock index funds, by design, seek to be fully invested in stocks at all times, while actively managed funds usually hold a portion of their assets in cash investments--which can be an advantage during market downturns. (During market rallies, on the other hand, cash holdings serve as a drag on stock funds' returns.)

LIFETIME PERFORMANCE OVERVIEW

Our funds have achieved admirable records since their creation in September 1994: Each has outperformed both its index and fund benchmarks. The table on the following page shows the returns of our funds and their comparative measures since inception. It also shows the growth of a hypothetical $10,000 invested in each.

       A major factor in our success is the low costs of our underlying funds. Although the LifeStrategy funds themselves charge no operating expenses, they do bear their share of the operating costs of the Vanguard funds they hold. In 2000, LifeStrategy investors effectively paid 0.28 percentage point in operating expenses of the underlying funds. Expense ratios charged by our average competitors are four to five times higher. In many cases, competing "funds of funds" come with a double whammy. Their shareholders pay not only the costs of owning the underlying funds but also an additional layer of expense to a management firm for bundling those funds together. Vanguard does not charge an extra layer of fees.

       In our report last year, we tried to temper expectations for future returns by noting just how exceptionally generous stock market returns had been in the 1990s. To put the year 2000 in perspective, we note that, except for technology-laden indexes such as the Nasdaq Composite, the stock market's decline was far from catastrophic. Even so, we recognize that for many investors the downturn in stocks during 2000 was somewhat shocking. After all, since the record-setting bull market began in 1982, the Wilshire 5000 Index had produced a negative total return in only two years: -6.2% in 1990 and -0.1% in 1994. We urge all investors to keep a long-term perspective and to avoid extremes--neither becoming exuberant when markets are rising quickly nor growing overly


                                     -----
concerned when markets fall. The LifeStrategy funds, built with diversification and balance as first principles, can help you to maintain an even emotional keel in turbulent seas.

TOTAL RETURNS                                               SEPTEMBER 30, 1994, TO
                                                                 DECEMBER 31, 2000

                                                    AVERAGE         FINAL VALUE OF
                                                     ANNUAL              A $10,000
                                                     RETURN     INITIAL INVESTMENT
----------------------------------------------------------------------------------
LIFESTRATEGY INCOME FUND                              10.9%                $19,056
Income Composite Average                               8.3                  16,426
Income Composite Index                                 9.8                  17,920
----------------------------------------------------------------------------------
LIFESTRATEGY CONSERVATIVE
  GROWTH FUND                                         12.3%                $20,678
Conservative Growth
  Composite Average                                   10.1                  18,209
Conservative Growth
  Composite Index                                     11.4                  19,665
----------------------------------------------------------------------------------
LIFESTRATEGY MODERATE
  GROWTH FUND                                         14.0%                $22,664
Moderate Growth
  Composite Average                                   12.0                  20,365
Moderate Growth Composite Index                       13.6                  22,166
----------------------------------------------------------------------------------
LIFESTRATEGY GROWTH FUND                              15.4%                $24,537
Growth Composite Average                              13.7                  22,350
Growth Composite Index                                15.1                  24,081
----------------------------------------------------------------------------------

IN SUMMARY

We believe that 2000 proved that there are no new investing paradigms and that "old-fashioned" investment precepts are old because they are true. Among these precepts are the importance of diversification and investing for the long run.

       Uncertainty and volatility are constants in the financial markets. In calm or stormy seas, our recommendation is the same: "Stay the course" with a balanced portfolio of stocks, bonds, and short-term investments in proportions that make sense for your personal goals, time horizon, financial situation, and risk tolerance. Once you have such a plan in mind, the LifeStrategy funds are a convenient, low-cost, and efficient means of implementing it. I thank you for your trust in us.

Sincerely,

/s/ JOHN J. BRENNAN                                                      [PHOTO]
                                                                 JOHN J. BRENNAN
January 12, 2001                                                    Chairman and
                                                         Chief Executive Officer


                                     -----

FUND STATISTICS

                             NET ASSET VALUE                           YEAR ENDED
                                PER SHARE                           DECEMBER 31, 2000
                      ----------------------------      --------------------------------------
                      DECEMBER 31,    DECEMBER 31,         INCOME     CAPITAL GAINS        SEC
LIFESTRATEGY FUND             1999            2000      DIVIDENDS     DISTRIBUTIONS     YIELD*
----------------------------------------------------------------------------------------------
Income                      $12.82          $13.01          $0.74             $0.08      5.83%
Conservative Growth          15.10           14.71           0.70              0.16      4.74
Moderate Growth              18.18           17.25           0.64              0.14      3.62
Growth                       21.41           19.59           0.51              0.17      2.55
----------------------------------------------------------------------------------------------

*30-day advertised yield net of expenses at month-end.


                                     -----

FUND PROFILE                                             AS OF DECEMBER 31, 2000
   for LifeStrategy Income Fund


This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 12.

-----------------------------------------------
FINANCIAL ATTRIBUTES

 Yield                                     5.8%
 Expense Ratio                               0%
 Average Weighted Expense Ratio*          0.28%
-----------------------------------------------

-----------------------------------------------
VOLATILITY MEASURES
                                         LEHMAN
                              FUND      INDEX**
-----------------------------------------------
 R-Squared                    0.28         1.00
 Beta                         0.74         1.00
-----------------------------------------------

------------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

 Vanguard Total Bond Market Index Fund              50.5%
 Vanguard Asset Allocation Fund                     24.8
 Vanguard Short-Term Corporate Fund                 19.8
 Vanguard Total Stock Market Index Fund              4.9
------------------------------------------------------------
 Total                                             100.0%
------------------------------------------------------------

---------------------------------------------
EQUITY INVESTMENT FOCUS
MARKET CAP                      LARGE
STYLE                           BLEND
---------------------------------------------

---------------------------------------------
FIXED INCOME
   INVESTMENT FOCUS
CREDIT QUALITY                    TREASURY/AGENCY
AVERAGE MATURITY                  MEDIUM
---------------------------------------------

[FUND ASSET ALLOCATION PIE CHART]

---------------------------------------------
FUND ASSET ALLOCATION

STOCKS                          22%
BONDS                           58%
SHORT-TERM INVESTMENTS          20%
---------------------------------------------

 *For underlying funds.
**Lehman Aggregate Bond Index.


                                     -----

FUND PROFILE                                             AS OF DECEMBER 31, 2000
   for LifeStrategy Conservative Growth Fund

This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 12.

------------------------------------------------------------
FINANCIAL ATTRIBUTES

 Yield                                                  4.7%
 Expense Ratio                                            0%
 Average Weighted Expense Ratio*                       0.28%
------------------------------------------------------------

------------------------------------------------------------
VOLATILITY MEASURES
                                                   WILSHIRE
                                        FUND           5000
------------------------------------------------------------
 R-Squared                              0.93           1.00
 Beta                                   0.37           1.00
------------------------------------------------------------

------------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

 Vanguard Total Bond Market Index Fund                 30.3%
 Vanguard Asset Allocation Fund                        24.9
 Vanguard Total Stock Market Index Fund                20.4
 Vanguard Short-Term Corporate Fund                    19.7
 Vanguard Total International Stock Index Fund          4.7
------------------------------------------------------------
 Total                                                100.0%
------------------------------------------------------------

---------------------------------------------
EQUITY INVESTMENT FOCUS
MARKET CAP                      LARGE
STYLE                           BLEND
---------------------------------------------

-----------------------------------------------
FIXED INCOME
   INVESTMENT FOCUS
CREDIT QUALITY                  TREASURY/AGENCY
AVERAGE MATURITY                MEDIUM
-----------------------------------------------

[ASSET ALLOCATION PIE CHART]

---------------------------------------------
FUND ASSET ALLOCATION

STOCKS                          42%
BONDS                           38%
SHORT-TERM INVESTMENTS          20%
---------------------------------------------

 *For underlying funds.

                                        [COMPUTER GRAPHIC]     VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

                                     -----

FUND PROFILE                                             AS OF DECEMBER 31, 2000
   for LifeStrategy Moderate Growth Fund


This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 12.

------------------------------------------------------------
FINANCIAL ATTRIBUTES

 Yield                                                  3.6%
 Expense Ratio                                            0%
 Average Weighted Expense Ratio*                       0.28%
------------------------------------------------------------

------------------------------------------------------------
VOLATILITY MEASURES
                                                    WILSHIRE
                                         FUND           5000
------------------------------------------------------------
 R-Squared                               0.97          1.00
 Beta                                    0.55          1.00
------------------------------------------------------------

------------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

 Vanguard Total Stock Market Index Fund               34.6%
 Vanguard Total Bond Market Index Fund                30.5
 Vanguard Asset Allocation Fund                       25.0
 Vanguard Total International Stock Index Fund         9.9
------------------------------------------------------------
 Total                                               100.0%
------------------------------------------------------------

---------------------------------------------
EQUITY INVESTMENT FOCUS
MARKET CAP                      LARGE
STYLE                           BLEND
---------------------------------------------

------------------------------------------------
FIXED INCOME
   INVESTMENT FOCUS
CREDIT QUALITY                  TREASURY/AGENCY
AVERAGE MATURITY                MEDIUM
------------------------------------------------

[ASSET ALLOCATION PIE CHART]

---------------------------------------------
FUND ASSET ALLOCATION
STOCKS                          62%
BONDS                           38%
---------------------------------------------

 *For underlying funds.


                                     ------

FUND PROFILE                                             AS OF DECEMBER 31, 2000
   for LifeStrategy Growth Fund


This Profile provides a snapshot of the fund's characteristics, along with its allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 12.

------------------------------------------------------------
FINANCIAL ATTRIBUTES

 Yield                                                  2.6%
 Expense Ratio                                            0%
 Average Weighted Expense Ratio*                       0.28%
------------------------------------------------------------

------------------------------------------------------------
VOLATILITY MEASURES
                                                   WILSHIRE
                                         FUND          5000
------------------------------------------------------------
 R-Squared                               0.99          1.00
 Beta                                    0.74          1.00
------------------------------------------------------------

------------------------------------------------------------
ALLOCATION TO UNDERLYING FUNDS

 Vanguard Total Stock Market Index Fund                49.8%
 Vanguard Asset Allocation Fund                        25.0
 Vanguard Total International Stock Index Fund         15.2
 Vanguard Total Bond Market Index Fund                 10.0
------------------------------------------------------------
 Total                                                100.0%
------------------------------------------------------------

---------------------------------------------
EQUITY INVESTMENT FOCUS
MARKET CAP                      LARGE
STYLE                           BLEND
---------------------------------------------

------------------------------------------------
FIXED INCOME
   INVESTMENT FOCUS
CREDIT QUALITY                  TREASURY/AGENCY
AVERAGE MATURITY                MEDIUM
------------------------------------------------

[ASSET ALLOCATION PIE CHART]

---------------------------------------------
FUND ASSET ALLOCATION
STOCKS                          83%
BONDS                           17%
---------------------------------------------

 *For underlying funds.

                                        [COMPUTER GRAPHIC]     VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

                                     ------

GLOSSARY
   of Investment Terms


AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.

--------------------------------------------------------------------------------

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

--------------------------------------------------------------------------------

EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

--------------------------------------------------------------------------------

R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the market's returns, its R-squared would be 0.

--------------------------------------------------------------------------------

YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

--------------------------------------------------------------------------------


                                     ------

PERFORMANCE SUMMARY
   for LifeStrategy Income Fund


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

-----------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)       SEPTEMBER 30, 1994-DECEMBER 31, 2000

-----------------------------------------------------------------------
                     LIFESTRATEGY INCOME FUND                   INCOME
                                                             COMPOSITE
                                                                INDEX*
 FISCAL           CAPITAL         INCOME          TOTAL          TOTAL
 YEAR              RETURN         RETURN         RETURN         RETURN
-----------------------------------------------------------------------
 1994               -1.2%           1.4%           0.2%           0.3%
 1995               17.7            5.3           23.0           19.2
 1996                1.9            5.7            7.6            7.4
 1997                8.5            5.7           14.2           13.0
 1998                7.9            5.3           13.2           11.2
 1999               -2.5            5.3            2.8            5.0
 2000                2.1            6.0            8.1            5.8
-----------------------------------------------------------------------

*60% Lehman Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Salomon Smith
     Barney 3-Month Treasury Index.
See Financial Highlights table on page 28 for dividend and capital gains information for the past five years.

                            [PERFORMANCE LINE GRAPH]

------------------------------------------------------------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                  SEPTEMBER 30, 1994-DECEMBER 31, 2000

                LifeStrategy Income Fund        Income Composite Average*      Income Composite Index**  Lehman Aggregate Bond Index
9/30/94                $10,000                          $10,000                          $10,000                  $10,000
1994 12                 10,020                            9,984                           10,034                   10,038
1995 03                 10,618                           10,393                           10,545                   10,544
1995 06                 11,354                           10,910                           11,157                   11,187
1995 09                 11,780                           11,249                           11,522                   11,406
1995 12                 12,324                           11,583                           11,960                   11,893
1996 03                 12,323                           11,676                           11,996                   11,683
1996 06                 12,476                           11,857                           12,174                   11,749
1996 09                 12,739                           12,098                           12,414                   11,965
1996 12                 13,266                           12,447                           12,843                   12,325
1997 03                 13,276                           12,412                           12,851                   12,256
1997 06                 14,088                           13,063                           13,591                   12,707
1997 09                 14,700                           13,649                           14,167                   13,127
1997 12                 15,153                           13,814                           14,506                   13,514
1998 03                 15,800                           14,320                           15,058                   13,726
1998 06                 16,219                           14,489                           15,366                   14,046
1998 09                 16,356                           14,235                           15,437                   14,638
1998 12                 17,150                           14,869                           16,135                   14,689
1999 03                 17,228                           14,942                           16,247                   14,616
1999 06                 17,350                           15,217                           16,444                   14,488
1999 09                 17,256                           15,110                           16,334                   14,583
1999 12                 17,634                           15,717                           16,937                   14,568
2000 03                 18,185                           16,116                           17,350                   14,890
2000 06                 18,300                           16,168                           17,424                   15,150
2000 09                 18,740                           16,496                           17,804                   15,603
2000 12                 19,056                           16,426                           17,920                   16,263


                                    AVERAGE ANNUAL TOTAL RETURNS
                                  PERIODS ENDED DECEMBER 31, 2000
                                  -------------------------------          FINAL VALUE
                                                             SINCE        OF A $10,000
                                 1 YEAR     5 YEARS      INCEPTION          INVESTMENT
--------------------------------------------------------------------------------------
LifeStrategy Income Fund          8.06%        9.11%       10.86%             $19,056
Income Composite Average*         4.51         7.24         8.26               16,426
Income Composite Index**          5.85         8.43         9.78               17,920
Lehman Aggregate Bond Index      11.63         6.46         8.09               16,263
--------------------------------------------------------------------------------------

 *A composite fund average weighted 60% average fixed income fund, 20% average general equity fund, and 20% average money market fund. Derived from data provided by Lipper Inc.
**60% Lehman Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Salomon
  Smith Barney 3-Month Treasury Index.



                                     ------

PERFORMANCE SUMMARY
   for LifeStrategy Conservative Growth Fund


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

---------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)     SEPTEMBER 30, 1994-DECEMBER 31, 2000

---------------------------------------------------------------------
                     LIFESTRATEGY                       CONSERVATIVE
                     CONSERVATIVE                             GROWTH
                      GROWTH FUND                          COMPOSITE
                                                              INDEX*
 FISCAL     CAPITAL         INCOME          TOTAL              TOTAL
 YEAR        RETURN         RETURN         RETURN             RETURN
---------------------------------------------------------------------
 1994        -1.3%            1.4%           0.1%                0.1%
 1995        19.3             5.0           24.3                21.4
 1996         5.6             4.8           10.4                10.1
 1997        12.0             4.8           16.8                15.8
 1998        11.3             4.6           15.9                14.2
 1999         3.4             4.5            7.9                10.0
 2000        -1.6             4.7            3.1                 1.1
---------------------------------------------------------------------

*40% Lehman Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Salomon Smith
 Barney 3-Month Treasury Index, and 5% MSCI EAFE Index.
See Financial Highlights table on page 29 for dividend and capital gains information for the past five years.

                            [PERFORMANCE LINE GRAPH]

-------------------------------------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                                                   SEPTEMBER 30, 1994-DECEMBER 31, 2000

              LifeStrategy   Conserv. Growth    Conservative Growth       Lehman Aggregate      Wilshire 5000
              Consrv Grwth  Composite Average*    Composite Index**         Bond Index              Index
9/30/94          $10,000          $10,000              $10,000                  $10,000                $10,000
1994 12           10,010            9,949               10,011                   10,038                  9,923
1995 03           10,618           10,374               10,566                   10,544                 10,819
1995 06           11,371           10,944               11,202                   11,187                 11,829
1995 09           11,897           11,416               11,702                   11,406                 12,910
1995 12           12,447           11,738               12,158                   11,893                 13,540
1996 03           12,617           11,977               12,358                   11,683                 14,301
1996 06           12,854           12,256               12,621                   11,749                 14,931
1996 09           13,137           12,504               12,878                   11,965                 15,353
1996 12           13,736           12,913               13,389                   12,325                 16,412
1997 03           13,768           12,853               13,417                   12,256                 16,518
1997 06           14,942           13,805               14,513                   12,707                 19,308
1997 09           15,680           14,587               15,242                   13,127                 21,192
1997 12           16,044           14,608               15,498                   13,514                 21,548
1998 03           17,098           15,458               16,459                   13,726                 24,405
1998 06           17,509           15,590               16,775                   14,046                 24,880
1998 09           17,081           14,788               16,295                   14,638                 21,888
1998 12           18,592           15,980               17,698                   14,689                 26,596
1999 03           18,819           16,090               17,956                   14,616                 27,600
1999 06           19,231           16,700               18,436                   14,488                 29,754
1999 09           18,948           16,487               18,147                   14,583                 27,786
1999 12           20,053           17,787               19,464                   14,568                 32,862
2000 03           20,690           18,418               19,973                   14,890                 34,117
2000 06           20,585           18,315               19,815                   15,150                 32,587
2000 09           20,858           18,627               20,052                   15,603                 32,641
2000 12           20,678           18,209               19,665                   16,263                 29,252

                                               AVERAGE ANNUAL TOTAL RETURNS
                                             PERIODS ENDED DECEMBER 31, 2000
                                             -------------------------------   FINAL VALUE
                                                                      SINCE   OF A $10,000
                                              1 YEAR   5 YEARS    INCEPTION     INVESTMENT
------------------------------------------------------------------------------------------
     LifeStrategy Conservative Growth Fund     3.12%     10.69%      12.32%        $20,678
     Conservative Growth Composite Average*    2.37       9.18       10.06          18,209
     Conservative Growth Composite Index**     1.11      10.11       11.42          19,665
     Lehman Aggregate Bond Index              11.63       6.46        8.09          16,263
     Wilshire 5000 Index                     -10.99      16.66       18.73          29,252
------------------------------------------------------------------------------------------

 *A composite fund average weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. Derived from data provided by Lipper Inc.
**40% Lehman Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Salomon Smith
  Barney 3-Month Treasury Index, and 5% MSCI EAFE Index.

                                     ------

PERFORMANCE SUMMARY
   for LifeStrategy Moderate Growth Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

----------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)            SEPTEMBER 30, 1994-DECEMBER 31, 2000

----------------------------------------------------------------------------
                LIFESTRATEGY MODERATE                               MODERATE
                    GROWTH FUND                                       GROWTH
                                                                   COMPOSITE
                                                                      INDEX*
 FISCAL     CAPITAL     INCOME      TOTAL                              TOTAL
 YEAR        RETURN     RETURN     RETURN                             RETURN
----------------------------------------------------------------------------
 1994         -2.1%      1.4%       -0.7%                              -0.3%
 1995         24.1       3.8        27.9                               26.5
 1996          9.0       3.7        12.7                               12.6
 1997         15.9       3.9        19.8                               19.5
 1998         15.5       3.5        19.0                               17.8
 1999          8.6       3.4        12.0                               13.9
 2000         -4.4       3.5        -0.9                               -2.5
----------------------------------------------------------------------------

*50% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index, and 10% MSCI EAFE Index.
See Financial Highlights table on page 29 for dividend and capital gains information for the past five years.

                            [PERFORMANCE LINE GRAPH]

------------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                          SEPTEMBER 30, 1994-DECEMBER 31, 2000

         LifeStrategy Moderate   Moderate Growth     Moderate Growth   Wilshire 5000
              Growth Fund       Composite Average*   Composite Index**       Index
9/30/94         $10,000               $10,000            $10,000            $10,000
1994 12           9,930                 9,886              9,969              9,923
1995 03          10,605                10,378             10,640             10,819
1995 06          11,441                11,079             11,405             11,829
1995 09          12,123                11,705             12,063             12,910
1995 12          12,705                12,070             12,614             13,540
1996 03          12,999                12,414             12,914             14,301
1996 06          13,315                12,786             13,254             14,931
1996 09          13,612                13,061             13,544             15,353
1996 12          14,320                13,579             14,197             16,412
1997 03          14,331                13,453             14,194             16,518
1997 06          15,942                14,802             15,772             19,308
1997 09          16,870                15,872             16,749             21,192
1997 12          17,150                15,754             16,964             21,548
1998 03          18,679                17,032             18,436             24,405
1998 06          19,108                17,136             18,807             24,880
1998 09          18,054                15,684             17,746             21,888
1998 12          20,414                17,511             19,988             26,596
1999 03          20,754                17,632             20,364             27,600
1999 06          21,487                18,587             21,121             29,754
1999 09          20,947                18,209             20,580             27,786
1999 12          22,866                20,333             22,763             32,862
2000 03          23,657                21,255             23,433             34,117
2000 06          23,281                20,927             22,972             32,587
2000 09          23,384                21,229             23,087             32,641
2000 12          22,664                20,365             22,166             29,252

                                            AVERAGE ANNUAL TOTAL RETURNS
                                           PERIODS ENDED DECEMBER 31, 2000
                                           -------------------------------      FINAL VALUE
                                                                    SINCE      OF A $10,000
                                             1 YEAR   5 YEARS   INCEPTION        INVESTMENT
-------------------------------------------------------------------------------------------
     LifeStrategy Moderate Growth Fund       -0.88%    12.27%      13.98%           $22,664
     Moderate Growth Composite Average*       0.16     11.03       12.05             20,365
     Moderate Growth Composite Index**       -2.52     11.96       13.58             22,166
     Wilshire 5000 Index                    -10.99     16.66       18.73             29,252
-------------------------------------------------------------------------------------------

 *A composite fund average weighted 50% average general equity fund, 40% average fixed income fund, and 10% average international fund. Derived from data provided by Lipper Inc.
**50% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index, and 10% MSCI EAFE
  Index.

                                     ------

PERFORMANCE SUMMARY
   for LifeStrategy Growth Fund

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

----------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)            SEPTEMBER 30, 1994-DECEMBER 31, 2000

                         LIFESTRATEGY GROWTH FUND                     GROWTH
                                                                   COMPOSITE
                                                                      INDEX*
 FISCAL          CAPITAL          INCOME          TOTAL                TOTAL
 YEAR             RETURN          RETURN         RETURN               RETURN
----------------------------------------------------------------------------
 1994             -1.5%            1.4%           -0.1%                -0.6%
 1995             26.0             3.2            29.2                 28.9
 1996             12.5             2.9            15.4                 15.4
 1997             19.4             2.9            22.3                 22.3
 1998             18.8             2.6            21.4                 20.5
 1999             14.8             2.5            17.3                 19.1
 2000             -7.8             2.4            -5.4                 -7.1
----------------------------------------------------------------------------

*65% Wilshire 5000 Index, 20% Lehman Aggregate Bond Index, and 15% MSCI
 EAFE Index.
See Financial Highlights table on page 30 for dividend and capital gains information for the past five years.

-----------------------------------------------------------------------------
CUMULATIVE PERFORMANCE                   SEPTEMBER 30, 1994-DECEMBER 31, 2000

         LifeStrategy    Growth Composite   Growth Composite    Wilshire 5000
         Growth Fund          Average*           Index**            Index
9/30/94    $10,000             $10,000            $10,000             $10,000
1994 12      9,990               9,850              9,944               9,923
1995 03     10,684              10,357             10,658              10,819
1995 06     11,539              11,111             11,447              11,829
1995 09     12,311              11,874             12,245              12,910
1995 12     12,911              12,224             12,814              13,540
1996 03     13,381              12,725             13,295              14,301
1996 06     13,789              13,205             13,729              14,931
1996 09     14,105              13,481             14,033              15,353
1996 12     14,901              14,068             14,782              16,412
1997 03     14,922              13,911             14,798              16,518
1997 06     16,970              15,612             16,812              19,308
1997 09     18,067              16,923             17,979              21,192
1997 12     18,218              16,618             18,077              21,548
1998 03     20,274              18,329             20,090              24,405
1998 06     20,683              18,379             20,467              24,880
1998 09     18,854              16,199             18,627              21,888
1998 12     22,117              18,698             21,780              26,596
1999 03     22,659              18,862             22,353              27,600
1999 06     23,818              20,254             23,510              29,754
1999 09     22,987              19,728             22,699              27,786
1999 12     25,948              22,827             25,949              32,862
2000 03     26,879              24,086             26,751              34,117
2000 06     26,138              23,497             25,898              32,587
2000 09     26,003              23,750             25,764              32,641
2000 12     24,537              22,350             24,081              29,252

                                            AVERAGE ANNUAL TOTAL RETURNS
                                           PERIODS ENDED DECEMBER 31, 2000
                                           -------------------------------      FINAL VALUE
                                                                    SINCE      OF A $10,000
                                             1 YEAR   5 YEARS   INCEPTION        INVESTMENT
-------------------------------------------------------------------------------------------
     LifeStrategy Growth Fund                -5.44%    13.70%      15.44%           $24,537
     Growth Composite Average*               -2.09     12.83       13.73             22,350
     Growth Composite Index**                -7.08     13.48       15.09             24,081
     Wilshire 5000 Index                    -10.99     16.66       18.73             29,252
-------------------------------------------------------------------------------------------

 *A composite fund average weighted 65% average general equity fund, 20% average fixed income fund, and 15% average international fund. Derived from data provided by Lipper Inc.
**65% Wilshire 5000 Index, 20% Lehman Aggregate Bond Index, and 15% MSCI EAFE
  Index.

                                     ------

A REPORT
   on Your Fund's After-Tax Returns

This table presents pre-tax and after-tax returns for your fund and an appropriate peer group of mutual funds. The after-tax returns represent the fund's past results only and should not be used to predict future tax efficiency.

       If you own the fund in a tax-deferred account such as an individual retirement account or a 401(k), this information does not apply to you. Such accounts are not subject to current taxes.

       Income taxes can have a considerable impact on a fund's return--an important consideration for investors who own mutual funds in taxable accounts. While the pre-tax return is most often used to tally a fund's performance, the fund's after-tax return, which accounts for taxes on distributions of capital gains and income dividends, is an important measure of the return that many investors actually received.

PRE-TAX AND AFTER-TAX                            PERIODS ENDED DECEMBER 31, 2000
AVERAGE ANNUAL TOTAL RETURNS

                                             ONE YEAR             FIVE YEARS        SINCE INCEPTION*
                                         ------------------------------------------------------------
                                         PRE-TAX  AFTER-TAX  PRE-TAX   AFTER-TAX  PRE-TAX   AFTER-TAX
-----------------------------------------------------------------------------------------------------
LifeStrategy Income Fund                   8.1%     5.5%       9.1%        6.5%    10.9%       8.3%
LifeStrategy Conservative Growth Fund      3.1      1.0       10.7         8.4     12.3       10.0
LifeStrategy Moderate Growth Fund         -0.9     -2.4       12.3        10.4     14.0       12.1
LifeStrategy Growth Fund                  -5.4     -6.5       13.7        12.2     15.4       13.9
-----------------------------------------------------------------------------------------------------
Average Domestic Hybrid Fund**             2.1%    -0.4%      10.9%        8.1%     N.A.       N.A.
-----------------------------------------------------------------------------------------------------

 *September 30, 1994.
**Based on data from Morningstar, Inc. Elsewhere in this report, returns for comparable funds are derived from data provided by Lipper Inc., which may differ somewhat.

       The after-tax return calculations use the top federal income tax rates in effect at the time of each distribution. The tax burden would be less, and the after-tax return higher, for those in lower tax brackets.

       We must stress that because many interrelated factors affect how tax-friendly a fund may be, it is very difficult to predict tax efficiency. A fund's tax efficiency can be influenced by its turnover rate, the types of securities it holds, the accounting practices it uses, and the net cash flow it receives.

       Finally, it's important to understand that our calculation does not reflect the tax effect of your own investment activities. Specifically, you may incur additional capital gains taxes--thereby lowering your after-tax return--if you decide to sell all or some of your shares.

--------------------------------------------------------------------------------

A NOTE ABOUT OUR CALCULATIONS: Pre-tax total returns assume that all distributions received (income dividends, short-term capital gains, and long-term capital gains) are reinvested in new shares, while our after-tax returns assume that distributions are reduced by any taxes owed on them before reinvestment. When calculating the taxes due, we used the highest individual federal income tax rates at the time of the distributions. Those rates are currently 39.6% for dividends and short-term capital gains and 20% for long-term capital gains. The calculation does not account for state and local income taxes, nor does it take into consideration any tax adjustments that a shareholder may claim for foreign taxes paid by the fund. The competitive group returns provided by Morningstar are calculated in a manner consistent with that used for Vanguard funds.

(C)2001 by Morningstar(R), Inc. All rights reserved. Average return information for comparative fund groups is proprietary information of Morningstar, Inc. It may not be copied or redistributed, and it may only be used for noncommercial, personal purposes. Morningstar does not warrant that this information is accurate, correct, complete, or timely, and Morningstar is not responsible for investment decisions, damages, or other losses resulting from use of this information. Past performance is no guarantee of future performance. Morningstar, Inc., has not consented to be considered or deemed an "expert" under the Securities Act of 1933.

                                     ------

FINANCIAL STATEMENTS
   December 31, 2000

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

       At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
                                                                                             VALUE-
LIFESTRATEGY INCOME FUND                                                        SHARES        (000)
---------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.7%)
---------------------------------------------------------------------------------------------------
STOCK FUND (4.9%)
Vanguard Total Stock Market Index Fund Investor Shares                       1,058,461   $   30,971
                                                                                         ----------

BALANCED FUND (24.7%)
Vanguard Asset Allocation Fund                                               6,593,123      156,059
                                                                                         ----------

BOND FUND (50.4%)
Vanguard Total Bond Market Index Fund Investor Shares                       31,998,210      318,702
                                                                                         ----------

SHORT-TERM BOND FUND (19.7%)
Vanguard Short-Term Corporate Fund Investor Shares                          11,692,355      124,523
                                                                                         ----------
---------------------------------------------------------------------------------------------------

TOTAL INVESTMENT COMPANIES
   (COST $604,636)                                                                          630,255
---------------------------------------------------------------------------------------------------

                                                                                  FACE
                                                                                 AMOUNT
                                                                                  (000)
---------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.6%)
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
   6.14%, 1/2/2001
   (COST $3,598)                                                           $     3,598        3,598
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
   (COST $608,234)                                                                          633,853
---------------------------------------------------------------------------------------------------

                                     ------

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
                                                                                             VALUE-
                                                                                              (000)
---------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
---------------------------------------------------------------------------------------------------
Other Assets                                                                               $ 11,322
Liabilities                                                                                 (13,326)
                                                                                         ----------
                                                                                             (2,004)
                                                                                         ----------
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------------------------
Applicable to 48,580,431 outstanding $.001 par value shares of beneficial interest
   (unlimited authorization)                                                               $631,849
===================================================================================================

NET ASSET VALUE PER SHARE                                                                  $  13.01
===================================================================================================

-See Note A in Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------------------
                                                                                AMOUNT          PER
                                                                                 (000)        SHARE
---------------------------------------------------------------------------------------------------
 Paid-in Capital                                                             $ 605,629     $  12.47
 Undistributed Net Investment Income                                               107           --
 Accumulated Net Realized Gains                                                    494          .01
 Unrealized Appreciation---Note D                                               25,619          .53
---------------------------------------------------------------------------------------------------
 NET ASSETS                                                                  $ 631,849     $  13.01
===================================================================================================

                                     ------

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
                                                                                             VALUE-
LIFESTRATEGY CONSERVATIVE GROWTH FUND                                           SHARES        (000)
---------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
---------------------------------------------------------------------------------------------------
STOCK FUNDS (25.0%)
Vanguard Total Stock Market Index Fund Investor Shares                      13,172,405   $  385,424
Vanguard Total International Stock Index Fund                                7,531,189       89,094
                                                                                         ----------
                                                                                            474,518
                                                                                         ----------

BALANCED FUND (24.9%)
Vanguard Asset Allocation Fund                                              19,957,373      472,391
                                                                                         ----------

BOND FUND (30.3%)
Vanguard Total Bond Market Index Fund Investor Shares                       57,714,220      574,834
                                                                                         ----------

SHORT-TERM BOND FUND (19.6%)
Vanguard Short-Term Corporate Fund Investor Shares                          34,971,865      372,450
                                                                                         ----------
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
   (COST $1,721,827)                                                                      1,894,193
---------------------------------------------------------------------------------------------------

                                                                                  FACE
                                                                                AMOUNT
                                                                                 (000)
---------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.3%)
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
   6.14%, 1/2/2001
   (COST $5,196)                                                          $      5,196        5,196
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
   (COST $1,727,023)                                                                      1,899,389
---------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
---------------------------------------------------------------------------------------------------
Other Assets                                                                                  9,315
Liabilities                                                                                 (11,482)
                                                                                         ----------
                                                                                             (2,167)
                                                                                         ----------
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------------------------
Applicable to 129,001,709 outstanding $.001 par value shares of beneficial interest
   (unlimited authorization)                                                             $1,897,222
===================================================================================================

NET ASSET VALUE PER SHARE                                                                $    14.71
===================================================================================================

-See Note A in Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
 AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------------------
                                                                                AMOUNT          PER
                                                                                 (000)        SHARE
---------------------------------------------------------------------------------------------------
 Paid-in Capital                                                           $ 1,719,286   $    13.33
 Overdistributed Net Investment Income                                             (20)          --
 Accumulated Net Realized Gains                                                  5,590          .04
 Unrealized Appreciation--Note D                                               172,366         1.34
---------------------------------------------------------------------------------------------------
 NET ASSETS                                                                $ 1,897,222   $    14.71
===================================================================================================

                                     ------

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
                                                                                             VALUE-
LIFESTRATEGY MODERATE GROWTH FUND                                               SHARES        (000)
---------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.7%)
---------------------------------------------------------------------------------------------------
STOCK FUNDS (44.0%)
Vanguard Total Stock Market Index Fund Investor Shares                      45,740,781   $1,338,375
Vanguard Total International Stock Index Fund                               32,201,799      380,947
                                                                                         ----------
                                                                                          1,719,322
                                                                                         ----------

BALANCED FUND (24.6%)
Vanguard Asset Allocation Fund                                              40,720,133      963,846
                                                                                         ----------

BOND FUND (30.1%)
Vanguard Total Bond Market Index Fund Investor Shares                      118,141,173    1,176,686
                                                                                         ----------
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
   (COST $3,442,222)                                                                      3,859,854
---------------------------------------------------------------------------------------------------

                                                                                  FACE
                                                                                AMOUNT
                                                                                 (000)
---------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
   6.14%, 1/2/2001
   (COST $5,203)                                                             $   5,203        5,203
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.8%)
   (COST $3,447,425)                                                                      3,865,057
---------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES---NET (1.2%)
   45,520
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------------------------
Applicable to 226,748,193 outstanding $.001 par value shares of beneficial interest
   (unlimited authorization)                                                             $3,910,577
===================================================================================================

NET ASSET VALUE PER SHARE                                                                   $ 17.25
===================================================================================================

-See Note A in Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------
ASSETS
   Investments in Securities, at Value                                                   $3,865,057
   Receivables for Capital Shares Sold                                                      227,215
   Other Assets                                                                               6,327
                                                                                         ----------
   Total Assets                                                                           4,098,599
                                                                                         ----------
LIABILITIES
   Payables for Investment Securities Purchased                                             181,560
   Other Liabilities                                                                          6,462
                                                                                         ----------
   Total Liabilities                                                                        188,022
                                                                                         ----------
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $3,910,577
---------------------------------------------------------------------------------------------------

                                     ------

---------------------------------------------------------------------------------------------------

                                                                                AMOUNT          PER
 LIFESTRATEGY MODERATE GROWTH FUND                                               (000)        SHARE
---------------------------------------------------------------------------------------------------
 AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------------------
 Paid-in Capital                                                            $3,482,801       $15.36
 Overdistributed Net Investment Income                                                         (146)
 Accumulated Net Realized Gains                                                 10,290          .05
 Unrealized Appreciation--Note D                                               417,632         1.84
---------------------------------------------------------------------------------------------------
 NET ASSETS                                                                 $3,910,577       $17.25
===================================================================================================

                                     ------

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
                                                                                             VALUE-
LIFESTRATEGY GROWTH FUND                                                        SHARES        (000)
---------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.4%)
---------------------------------------------------------------------------------------------------
STOCK FUNDS (64.7%)
Vanguard Total Stock Market Index Fund Investor Shares                      63,257,809   $1,850,924
Vanguard Total International Stock Index Fund                               47,814,126      565,641
                                                                                         ----------
                                                                                          2,416,565
                                                                                         ----------
BALANCED FUND (24.8%)
Vanguard Asset Allocation Fund                                              39,184,376      927,494
                                                                                         ----------

BOND FUND (9.9%)
Vanguard Total Bond Market Index Fund Investor Shares                       37,280,870      371,318
                                                                                         ----------

---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (COST $3,269,879)                                                                       3,715,377
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                                                                  FACE
                                                                                AMOUNT
                                                                                 (000)
---------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
  6.14%, 1/2/2001
  (COST $4,996)                                                                $4,996         4,996
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.5%)
  (COST $3,274,875)                                                                       3,720,373
---------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES---NET (0.5%)
                                                                                             18,022
---------------------------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------------------------
Applicable to 190,807,756 outstanding $.001 par value shares of beneficial interest.
  (unlimited authorization)                                                              $3,738,395
===================================================================================================

NET ASSET VALUE PER SHARE                                                                    $19.59
===================================================================================================

-See Note A in Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------
ASSETS
  Investments in Securities, at Value                                                    $3,720,373
  Receivables for Capital Shares Sold                                                       294,035
  Other Assets                                                                                1,942
                                                                                         ----------
  Total Assets                                                                            4,016,350
                                                                                         ----------
LIABILITIES
  Payables for Investment Securities Purchased                                              271,033
  Other Liabilities                                                                           6,922
                                                                                         ----------
  Total Liabilities                                                                         277,955
                                                                                         ----------
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $3,738,395
===================================================================================================

                                     ------

---------------------------------------------------------------------------------------------------
                                                                                AMOUNT          PER
 LIFESTRATEGY GROWTH FUND                                                        (000)        SHARE
---------------------------------------------------------------------------------------------------
 AT DECEMBER 31, 2000, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------------------
 Paid-in Capital                                                            $3,283,568       $17.21
 Overdistributed Net Investment Income                                            (286)          --
 Accumulated Net Realized Gains                                                  9,615          .05
 Unrealized Appreciation--Note D                                               445,498         2.33
---------------------------------------------------------------------------------------------------
 NET ASSETS                                                                 $3,738,395       $19.59
===================================================================================================

                                     ------

STATEMENT OF OPERATIONS

This Statement shows each fund's Income Distributions Received from the other Vanguard funds in which it invests. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period.

----------------------------------------------------------------------------------------------
                                                      LIFESTRATEGY  LIFESTRATEGY
                                        LIFESTRATEGY  CONSERVATIVE      MODERATE LIFESTRATEGY
                                              INCOME        GROWTH        GROWTH       GROWTH
                                                FUND          FUND          FUND         FUND
                                           ---------------------------------------------------
                                                        YEAR ENDED DECEMBER 31, 2000
                                           ---------------------------------------------------
                                                (000)        (000)         (000)        (000)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Income Distributions Received               $32,545      $82,875      $130,964    $  86,810
  Interest                                         87          250           248          327
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME--Note B                  32,632       83,125       131,212       87,137
----------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Capital Gain Distributions Received           1,878        7,182        17,169       19,225
  Investment Securities Sold                   (1,433)       5,868           572       (1,741)
----------------------------------------------------------------------------------------------
REALIZED NET GAIN                                 445       13,050        17,741       17,484
----------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENT SECURITIES       9,902      (41,974)     (183,697)    (298,870)
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $42,979      $54,201      $(34,744)   $(194,249)
==============================================================================================



                                     ------

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

--------------------------------------------------------------------------------------------------------------------
                                                             LIFESTRATEGY                       LIFESTRATEGY
                                                             INCOME FUND                   CONSERVATIVE GROWTH FUND
                                                     ---------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                          2000              1999            2000               1999
                                                         (000)             (000)           (000)              (000)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $ 32,632          $ 28,810      $   83,125         $   69,379
  Realized Net Gain                                        445             6,449          13,050             23,939
  Change in Unrealized Appreciation (Depreciation)       9,902           (20,810)        (41,974)            30,650
--------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                          42,979            14,449          54,201            123,968

--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                (32,477)          (28,895)        (82,893)           (69,029)
  Realized Capital Gain                                 (3,248)           (2,987)        (18,906)           (12,422)
--------------------------------------------------------------------------------------------------------------------
   Total Distributions                                 (35,725)          (31,882)       (101,799)           (81,451)
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
  Issued                                               200,923           289,918         540,522            622,417
  Issued in Lieu of Cash Distributions                  31,446            27,894          95,018             77,054
  Redeemed                                            (163,152)         (193,898)       (438,467)          (409,950)
--------------------------------------------------------------------------------------------------------------------
   Net Increase from Capital Share Transactions         69,217           123,914         197,073            289,521
--------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                             76,471           106,481         149,475            332,038
--------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Year                                    555,378           448,897       1,747,747          1,415,709
--------------------------------------------------------------------------------------------------------------------
  End of Year                                         $631,849          $555,378      $1,897,222         $1,747,747
====================================================================================================================

(1)Shares Issued (Redeemed)
  Issued                                                15,465            22,022          35,940             41,835
  Issued in Lieu of Cash Distributions                   2,429             2,169           6,333              5,195
  Redeemed                                             (12,634)          (14,818)        (29,028)           (27,487)
--------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding                    5,260             9,373          13,245             19,543
====================================================================================================================



                                     ------

------------------------------------------------------------------------------------------------------------------------------
                                                                  LIFESTRATEGY                             LIFESTRATEGY
                                                               MODERATE GROWTH FUND                        GROWTH FUND
                                                       -----------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                 2000             1999              2000                 1999
                                                                (000)            (000)             (000)                (000)
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                    $  131,212       $   95,574        $   87,137           $   61,436
  Realized Net Gain                                            17,741           44,710            17,484               43,186
  Change in Unrealized Appreciation (Depreciation)           (183,697)         195,611          (298,870)             319,106
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                                (34,744)         335,895          (194,249)             423,728
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                      (131,009)         (95,504)          (86,749)             (61,628)
  Realized Capital Gain                                       (27,713)         (24,016)          (27,769)             (23,053)
------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                       (158,722)        (119,520)         (114,518)             (84,681)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
  Issued                                                    1,447,861        1,442,247         1,482,509            1,224,603
  Issued in Lieu of Cash Distributions                        150,302          110,050           112,850               82,841
  Redeemed                                                   (934,837)        (529,899)         (725,228)            (393,582)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase from Capital Share Transactions               663,326        1,022,398           870,131              913,862
------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                   469,860        1,238,773           561,364            1,252,909
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Year                                         3,440,717        2,201,944         3,177,031            1,924,122
------------------------------------------------------------------------------------------------------------------------------
  End of Year                                              $3,910,577       $3,440,717        $3,738,395           $3,177,031
==============================================================================================================================

(1)Shares Issued (Redeemed)
  Issued                                                       80,588           82,824            71,298               61,878
  Issued in Lieu of Cash Distributions                          8,493            6,202             5,506                3,988
  Redeemed                                                    (51,629)         (30,350)          (34,368)             (19,873)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding                          37,452           58,676            42,436               45,993
==============================================================================================================================




                                     ------

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis. The table also presents each fund's Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because each fund pays no direct expenses; its share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of each fund's net income and total returns from year to year; the relative contributions of net income and capital gains to each fund's total return; the extent to which each fund tends to distribute capital gains; and the portion of capital gains distributions representing the "pass-through" of capital gains distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in each fund for one year.

--------------------------------------------------------------------------------------------------------------------------
                                                                                   LIFESTRATEGY INCOME FUND
                                                                                   YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                        2000        1999         1998          1997      1996
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $12.82      $13.22       $12.43        $11.55    $11.54
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                              .74         .69          .63           .63       .64
  Capital Gain Distributions Received                                .04         .14          .20           .15       .19
  Net Realized and Unrealized Gain (Loss) on Investments             .23        (.47)         .78           .83       .03
--------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                 1.01         .36         1.61          1.61       .86
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                              (.74)       (.69)        (.63)         (.63)     (.64)
  Distributions from Realized Capital Gains                         (.08)       (.07)        (.19)         (.10)     (.21)
--------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                              (.82)       (.76)        (.82)         (.73)     (.85)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $13.01      $12.82       $13.22        $12.43    $11.55
==========================================================================================================================

TOTAL RETURN                                                       8.06%       2.82%       13.17%        14.23%     7.65%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                                $632        $555         $449          $244      $151
  Ratio of Expenses to Average Net Assets--Note B                     0%          0%           0%            0%        0%
  Ratio of Net Investment Income to Average Net Assets             5.84%       5.37%        5.24%         5.54%     5.66%
  Portfolio Turnover Rate                                            17%         11%           3%            6%       22%
==========================================================================================================================



                                     ------

-----------------------------------------------------------------------------------------------------------------------
                                                                        LIFESTRATEGY CONSERVATIVE GROWTH FUND
                                                                               YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                      2000     1999        1998          1997         1996
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                             $15.10    $14.71      $13.40         $12.14      $11.68
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                           .70       .64         .58            .56         .53
  Capital Gain Distributions Received                             .06       .18         .20            .18         .20
  Net Realized and Unrealized Gain (Loss) on Investments         (.29)      .31        1.32           1.27         .46
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                               .47      1.13        2.10           2.01        1.19
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                           (.70)     (.63)       (.59)          (.56)       (.53)
  Distributions from Realized Capital Gains                      (.16)     (.11)       (.20)          (.19)       (.20)
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions                                           (.86)     (.74)       (.79)          (.75)       (.73)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                   $14.71    $15.10      $14.71         $13.40      $12.14
=======================================================================================================================

TOTAL RETURN                                                    3.12%     7.86%      15.88%         16.81%      10.36%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                           $1,897    $1,748      $1,416           $803        $462
  Ratio of Expenses to Average Net Assets--Note B                  0%        0%          0%             0%          0%
  Ratio of Net Investment Income to Average Net Assets          4.73%     4.34%       4.32%          4.61%       4.86%
  Portfolio Turnover Rate                                          9%        5%          3%             1%          2%
=======================================================================================================================



-----------------------------------------------------------------------------------------------------------------------
                                                                              LIFESTRATEGY MODERATE GROWTH FUND
                                                                                   YEAR ENDED DECEMBER 31,
                                                                   ----------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                          2000      1999      1998           1997     1996
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                  $18.18    $16.86    $14.81         $12.97   $12.11
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net Investment Income                                                .64       .55      .510           .490      .44
  Capital Gain Distributions Received                                  .08       .24      .241           .236      .22
  Net Realized and Unrealized Gain (Loss) on Investments              (.87)     1.21     2.054          1.819      .87
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                   (.15)     2.00     2.805          2.545     1.53
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                (.64)     (.55)    (.510)         (.490)    (.44)
  Distributions from Realized Capital Gains                           (.14)     (.13)    (.245)         (.215)    (.23)
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                (.78)     (.68)    (.755)         (.705)    (.67)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                        $17.25    $18.18    $16.86         $14.81   $12.97
=======================================================================================================================

TOTAL RETURN                                                        -0.88%    12.01%    19.03%         19.77%   12.71%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                                $3,911    $3,441    $2,202         $1,358     $826
  Ratio of Expenses to Average Net Assets--Note B                       0%        0%       0%              0%       0%
  Ratio of Net Investment Income to Average Net Assets               3.59%     3.47%    3.43%           3.72%    3.98%
  Portfolio Turnover Rate                                              12%        3%       5%              2%       3%
=======================================================================================================================


                                     ------

-----------------------------------------------------------------------------------------------------------------------
                                                                              LIFESTRATEGY GROWTH FUND
                                                                               YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR                        2000       1999          1998      1997       1996
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $21.41     $18.79        $16.04    $13.68     $12.36
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                               .51       .45          .410       .39        .34
  Capital Gain Distributions Received                                 .10       .29          .264       .28        .24
  Net Realized and Unrealized Gain (Loss) on Investments            (1.75)     2.49         2.751      2.36       1.32
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                 (1.14)     3.23         3.425      3.03       1.90
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                               (.51)     (.45)        (.410)     (.38)      (.35)
  Distributions from Realized Capital Gains                          (.17)     (.16)        (.265)     (.29)      (.23)
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions                                               (.68)     (.61)        (.675)     (.67)      (.58)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                       $19.59    $21.41        $18.79    $16.04     $13.68
=======================================================================================================================

TOTAL RETURN                                                      -5.44%     17.32%        21.40%    22.26%     15.41%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Year (Millions)                              $3,738     $3,177        $1,924    $1,184       $629
  Ratio of Expenses to Average Net Assets--Note B                     0%         0%            0%        0%         0%
  Ratio of Net Investment Income to Average Net Assets             2.49%      2.50%         2.53%     2.84%      3.18%
  Portfolio Turnover Rate                                             6%         1%            2%        1%         0%
=======================================================================================================================

NOTES TO FINANCIAL STATEMENTS

Vanguard LifeStrategy Funds comprise the LifeStrategy Income Fund, LifeStrategy Conservative Growth Fund, LifeStrategy Moderate Growth Fund, and LifeStrategy Growth Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. VALUATION: Investments are valued at the net asset value of each Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distri-butions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     4. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that



                                     ------
the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     5. OTHER: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a special service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the funds. The special service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the year ended December 31, 2000, were reimbursed by Vanguard. The funds' trustees and officers are also directors and officers of Vanguard and the funds in which the funds invest.

C. During the year ended December 31, 2000, purchases and sales of investment securities other than temporary cash investments were:

----------------------------------------------------------
                                          (000)
                                  ------------------------
LIFESTRATEGY FUND                 PURCHASES         SALES
----------------------------------------------------------
Income                          $   155,546     $  94,409
Conservative Growth                 341,146       158,729
Moderate Growth                   1,014,283       421,696
Growth                            1,043,927       212,384
----------------------------------------------------------

D. At December 31, 2000, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

------------------------------------------------------------------------
                                             (000)
                     ---------------------------------------------------
                                                                     NET
                      APPRECIATED         DEPRECIATED         UNREALIZED
LIFESTRATEGY FUND      SECURITIES          SECURITIES       APPRECIATION
------------------------------------------------------------------------
Income                  $  26,599           $   (980)          $  25,619
Conservative Growth       175,018             (2,652)            172,366
Moderate Growth           417,632                 --             417,632
Growth                    445,498                 --             445,498
------------------------------------------------------------------------




                                     ------

REPORT
      of Independent Accountants

To the Shareholders and Trustees of Vanguard LifeStrategy Funds

In our opinion, the accompanying statements of net assets (and the statements of assets and liabilities for Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (the "Funds") at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

January 29, 2001


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SPECIAL 2000 TAX INFORMATION (UNAUDITED) FOR
VANGUARD LIFESTRATEGY FUNDS

This information for the fiscal year ended December 31, 2000, is included pursuant to provisions of the Internal Revenue Code.

        The Income, Conservative Growth, Moderate Growth, and Growth Funds distributed $3,046,000, $14,047,000, $23,531,000, and $24,305,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year, all of which is designated as a 20% rate gain distribution.

        For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

----------------------------------------------------
LifeStrategy Income Fund                        2.4%
LifeStrategy Conservative Growth Fund           6.2
LifeStrategy Moderate Growth Fund              12.2
LifeStrategy Growth Fund                       23.8
----------------------------------------------------


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                                       32

THE PEOPLE
      Who Govern Your Fund



The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.

        Six of Vanguard's seven board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

        Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers.

        The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

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TRUSTEES

JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson-Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University

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OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group

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VANGUARD MANAGING DIRECTORS

R. GREGORY BARTON, Legal Department.

ROBERT A. DISTEFANO, Information Technology.

JAMES H. GATELY, Direct Investor Services.

KATHLEEN C. GUBANICH, Human Resources.

IAN A. MACKINNON, Fixed Income Group.

F. WILLIAM MCNABB, III, Institutional Investor Group.

MICHAEL S. MILLER, Planning and Development.

RALPH K. PACKARD, Chief Financial Officer.

GEORGE U. SAUTER, Quantitative Equity Group
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                                 JOHN C. BOGLE
                Founder; Chairman andChief Executive, 1974-1996

ABOUT OUR COVER

Our cover art evokes both Vanguard's rich past and the course we've set for the future--our determination to provide superior investment performance and top-notch service. The image is based on two works: a painting titled The First Journey of 'Victory,' by the English artist W.L. Wyllie (1851-1931), and a sculpture of a compass rose on Vanguard's campus near Valley Forge, Pennsylvania.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&PMidCap 400, and S&PSmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their respective owners.

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Post Office Box 2600
Valley Forge, PA 19482-2600

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q880 022001